Equity - Non-controlling interests - Equity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 3,285	€ 3,183	€ 3,030
Debit part of equity attributable to non-controlling interests	(11)	(11)	(10)
Total equity attributable to non-controlling interests	3,274	3,172	3,020
Orange Polska and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	1,313	1,250	1,170
Sonatel And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	1,008	907	826
Orange Cote D'Ivoire And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	247	253	257
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	189	193	171
Orange Romania And Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	163	217	267
Orange Belgium And Subsidiaries [member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	149	155	138
Medi Telecom and Its Subsidiaries [Member]
Disclosure of classes of share capital [line items]
Credit part of equity attributable to non-controlling interests	€ 142	€ 140	€ 148